Fund Summary Fund/Class: Fidelity Advisor® Diversified Stock Fund/A
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund, but does not reflect the Destiny Plan Creation and Sales Charges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	A Solo Fidelity Advisor Diversified Stock Fund Solo Fidelity Advisor Diversified Stock Fund - Class A
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses	A Solo Fidelity Advisor Diversified Stock Fund Solo Fidelity Advisor Diversified Stock Fund - Class A
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.86%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	A Solo Fidelity Advisor Diversified Stock Fund Solo Fidelity Advisor Diversified Stock Fund - Class A
1 year	88
3 years	274
5 years	477
10 years	1,061

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 76% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. The information also illustrates the performance of the Destiny Plan. Returns for the fund do not include the effect of the Destiny Plan Creation and Sales Charges. Returns for the fund would be lower if the effect of the Destiny Plan Creation and Sales Charges were included. The returns for the Destiny Plan do include the effect of the Destiny Plan Creation and Sales Charges. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.19%	June 30, 2009
Lowest Quarter Return	-27.34%	December 31, 2008
Year-to-Date Return	-11.09%	September 30, 2011

Average Annual Returns - Fund
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A Solo Fidelity Advisor Diversified Stock Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Solo Fidelity Advisor Diversified Stock Fund - Class A	19.22%	1.78%	0.10%
Return After Taxes on Distributions Solo Fidelity Advisor Diversified Stock Fund - Class A	19.05%	1.65%	none
Return After Taxes on Distributions and Sale of Fund Shares Solo Fidelity Advisor Diversified Stock Fund - Class A	12.72%	1.51%	0.06%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

Destiny Plans I: N
Average Annual Returns - Plan
The returns in the following table include the effect of the Destiny Plan Creation and Sales Charges for a $50/month, 15 year Destiny Plan. The returns assume an initial $600 lump sum investment at the beginning of each period shown, with no subsequent Destiny Plan investments in that year. Because the returns assume yearly lump sum investments, they do not reflect what investors would have earned if they had made only regular monthly investments over the period.
For the periods ended
December 31, 2010

Average Annual Total Returns	Past 1 year	Past 5 years	Past 10 years	Life of Plan		Inception Date
A Solo Fidelity Advisor Diversified Stock Fund Destiny Plans I: N	(40.39%)	(0.34%)	(0.41%)	(2.15%)	[1]	Apr. 30, 1999
[1]	From April 30, 1999.